PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Plan Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,851	$ 14,589	$ 11,573
Company common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 13	$ 11